Note 10 - Long-term Debt - Financing Costs Included in Loan Balances (Details) $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
Balance, at beginning of the period	$ 10,874
Additions	1,916
Amortization and write-off	(1,944)
Balance, at end of the period	10,846
Less: Current portion of financing costs	(2,652)
Financing costs, non-current portion	$ 8,194